Loans	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Loans
Note 6: Loans

The principal means of securing residential mortgages, personal, credit card and business loans are entitlements over assets and guarantees. Mortgage loans are generally repayable over periods of up to thirty years and personal and business loans are generally repayable over terms not exceeding five years. Government loans are repayable over a variety of terms which are individually negotiated. Amounts owing on credit cards are revolving and typically a minimum amount is due within 30 days from billing. The effective yield on total loans as at December 31, 2022 is 5.91% (December 31, 2021: 4.00%). The interest receivable on total loans as at December 31, 2022 is $16.6 million (December 31, 2021: $7.6 million). The interest receivable is included in Accrued interest and other assets on the consolidated balance sheets and is excluded from all loan amounts disclosed in this note.

Loans' Credit Quality
The four credit quality classifications set out in the following tables are defined below and describe the credit quality of the Bank's lending portfolio. These classifications each encompass a range of more granular internal credit rating grades. Loans' internal credit ratings are assigned by the Bank's customer relationship managers as well as members of the Bank's jurisdictional and Group Credit Committees. The borrowers' financial condition is documented at loan origination and maintained periodically thereafter at a frequency which can be up to monthly for certain loans. The loans' performing status, as well as current economic trends, are continuously monitored. The Bank's jurisdictional and Group Credit Committees meet on a monthly basis. The Bank also has a group Provisions and Impairments Committee which is responsible for approving significant provisions and other impairment charges.
A pass loan shall mean a loan that is expected to be repaid as agreed. A loan is classified as pass where the Bank is not expected to face repayment difficulties because the present and projected cash flows are sufficient to repay the debt and the repayment schedule as established by the agreement is being followed. Loans in this category are reviewed by the Bank’s management on at least an annual basis.

A special mention loan shall mean a loan under close monitoring by the Bank’s management on at least a quarterly basis. Loans in this category are currently still performing, but are potentially weak and present an undue credit risk exposure, but not to the point of justifying a classification of substandard.

A substandard loan shall mean a loan whose evident unreliability makes repayment doubtful and there is a threat of loss to the Bank unless the unreliability is averted. Loans in this category are under close monitoring by the Bank’s management on at least a quarterly basis.

A non-accrual loan shall mean either management is of the opinion full payment of principal or interest is in doubt or when principal or interest is 90 days past due unless it is a residential mortgage loan which is well secured and collection efforts are reasonably expected to result in amounts due. Loans in this category are under close monitoring by the Bank’s management on at least a quarterly basis.

The amortized cost of loans by credit quality classifications and allowance for expected credit losses by class of loans is as follows:

December 31, 2022	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	Allowance for expected credit losses	Total net loans
Commercial loans
Government	281,518	—	—	—	281,518	(1,368)	280,150
Commercial and industrial	298,137	—	796	18,461	317,394	(10,359)	307,035
Commercial overdrafts	123,874	—	632	45	124,551	(416)	124,135
Total commercial loans	703,529	—	1,428	18,506	723,463	(12,143)	711,320

Commercial real estate loans
Commercial mortgage	613,090	2,082	1,503	3,182	619,857	(884)	618,973
Construction	7,474	—	—	—	7,474	—	7,474
Total commercial real estate loans	620,564	2,082	1,503	3,182	627,331	(884)	626,447

Consumer loans
Automobile financing	20,673	—	—	161	20,834	(93)	20,741
Credit card	77,419	—	295	—	77,714	(1,043)	76,671
Overdrafts	44,414	—	—	6	44,420	(355)	44,065
Other consumer[1]	56,699	—	—	801	57,500	(1,205)	56,295
Total consumer loans	199,205	—	295	968	200,468	(2,696)	197,772

Residential mortgage loans	3,419,186	8,132	102,413	40,398	3,570,129	(9,238)	3,560,891

Total	4,942,484	10,214	105,639	63,054	5,121,391	(24,961)	5,096,430
[1] Other consumer loans’ amortized cost includes $9 million of cash and portfolio secured lending and $37 million of lending secured by buildings in construction or other collateral.

December 31, 2021	Pass	Special mention	Substandard	Non-accrual	Total amortized cost	Allowance for expected credit losses	Total net loans
Commercial loans
Government	259,572	—	—	—	259,572	(969)	258,603
Commercial and industrial	353,337	—	1,079	18,549	372,965	(10,115)	362,850
Commercial overdrafts	104,814	145	446	2	105,407	(42)	105,365
Total commercial loans	717,723	145	1,525	18,551	737,944	(11,126)	726,818

Commercial real estate loans
Commercial mortgage	673,167	4,034	1,578	4,740	683,519	(1,168)	682,351
Construction	9,645	—	—	—	9,645	—	9,645
Total commercial real estate loans	682,812	4,034	1,578	4,740	693,164	(1,168)	691,996

Consumer loans
Automobile financing	21,412	—	—	117	21,529	(88)	21,441
Credit card	72,569	—	284	—	72,853	(1,420)	71,433
Overdrafts	42,293	—	—	4	42,297	(236)	42,061
Other consumer[1]	76,963	—	72	1,038	78,073	(1,276)	76,797
Total consumer loans	213,237	—	356	1,159	214,752	(3,020)	211,732

Residential mortgage loans	3,464,857	14,070	107,361	36,595	3,622,883	(12,759)	3,610,124

Total	5,078,629	18,249	110,820	61,045	5,268,743	(28,073)	5,240,670
[1] Other consumer loans’ amortized cost includes $13 million of cash and portfolio secured lending and $57 million of lending secured by buildings in construction or other collateral.

Based on the most recent analysis performed, the amortized cost of loans by year of origination and credit quality indicator is as follows:

December 31, 2022	Pass	Special mention	Substandard	Non-accrual	Total amortized cost
Loans by origination year
2022	971,776	—	—	4	971,780
2021	646,436	—	—	20	646,456
2020	485,944	142	508	23	486,617
2019	680,939	—	277	3,118	684,334
2018	393,623	—	12,133	1,355	407,111
Prior	1,499,410	9,767	91,795	58,483	1,659,455
Overdrafts and credit cards	264,356	305	926	51	265,638
Total amortized cost	4,942,484	10,214	105,639	63,054	5,121,391

December 31, 2021	Pass	Special mention	Substandard	Non-accrual	Total amortized cost
Loans by origination year
2021	911,403	—	232	13	911,648
2020	605,139	—	—	3	605,142
2019	917,700	—	290	181	918,171
2018	513,293	6,060	12,548	1,154	533,055
2017	493,091	—	3,400	12,215	508,706
Prior	1,393,929	11,131	93,620	47,474	1,546,154
Overdrafts and credit cards	244,074	1,058	730	5	245,867
Total amortized cost	5,078,629	18,249	110,820	61,045	5,268,743
Age Analysis of Past Due Loans (Including Non-Accrual Loans)
The following tables summarize the past due status of the loans. The aging of past due amounts are determined based on the contractual delinquency status of payments under the loan and this aging may be affected by the timing of the last business day at period end. Loans less than 30 days past due are included in current loans.

December 31, 2022	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	281,518	281,518
Commercial and industrial	5	—	18,461	18,466	298,928	317,394
Commercial overdrafts	—	—	45	45	124,506	124,551
Total commercial loans	5	—	18,506	18,511	704,952	723,463

Commercial real estate loans
Commercial mortgage	363	—	3,181	3,544	616,313	619,857
Construction	—	—	—	—	7,474	7,474
Total commercial real estate loans	363	—	3,181	3,544	623,787	627,331

Consumer loans
Automobile financing	104	5	160	269	20,565	20,834
Credit card	423	231	295	949	76,765	77,714
Overdrafts	—	—	6	6	44,414	44,420
Other consumer	179	16	797	992	56,508	57,500
Total consumer loans	706	252	1,258	2,216	198,252	200,468

Residential mortgage loans	30,813	4,081	49,486	84,380	3,485,749	3,570,129

Total amortized cost	31,887	4,333	72,431	108,651	5,012,740	5,121,391

December 31, 2021	30 - 59 days	60 - 89 days	More than 90 days	Total past due loans	Total current	Total amortized cost
Commercial loans
Government	—	—	—	—	259,572	259,572
Commercial and industrial	53	—	18,549	18,602	354,363	372,965
Commercial overdrafts	—	—	1	1	105,406	105,407
Total commercial loans	53	—	18,550	18,603	719,341	737,944

Commercial real estate loans
Commercial mortgage	—	—	4,739	4,739	678,780	683,519
Construction	—	—	—	—	9,645	9,645
Total commercial real estate loans	—	—	4,739	4,739	688,425	693,164

Consumer loans
Automobile financing	56	34	118	208	21,321	21,529
Credit card	471	681	285	1,437	71,416	72,853
Overdrafts	—	—	5	5	42,292	42,297
Other consumer	67	15	1,038	1,120	76,953	78,073
Total consumer loans	594	730	1,446	2,770	211,982	214,752

Residential mortgage loans	12,602	1,501	44,763	58,866	3,564,017	3,622,883

Total amortized cost	13,249	2,231	69,498	84,978	5,183,765	5,268,743
Changes in Allowances For Credit Losses
The decrease in the allowance for expected credit losses as at December 31, 2022 was primarily attributable to a decrease in provisioned non-accrual loans, net paydowns and foreign exchange movements in the portfolio. This was partially offset by weaker forward-looking economic forecasts and the extension of a large, long-term government facility in the Cayman Islands. The provision increase during the year ended December 31, 2022 was driven by the aforementioned weaker forward-looking economic forecasts and the extension of a large, long-term government facility in the Cayman Islands. As per the Bank’s accounting policy, as disclosed in Note 2, the Bank continuously collects and maintains attributes related to financial instruments within the scope of CECL, including current conditions, and reasonable and supportable assumptions about future economic conditions.

	Year ended December 31, 2022
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at the beginning of year	11,126	1,168	3,020	12,759	28,073
Provision increase (decrease)	2,378	(285)	1,252	(675)	2,670
Recoveries of previous charge-offs	1	—	1,150	262	1,413
Charge-offs	(1,314)	—	(2,721)	(2,912)	(6,947)
Other	(48)	1	(5)	(196)	(248)
Allowances for expected credit losses at end of year	12,143	884	2,696	9,238	24,961

	Year ended December 31, 2021
	Commercial	Commercial real estate	Consumer	Residential mortgage	Total
Balance at the beginning of year	11,609	2,104	4,476	15,909	34,098
Provision increase (decrease)	(431)	(936)	(1,552)	(581)	(3,500)
Recoveries of previous charge-offs	65	—	1,344	262	1,671
Charge-offs	(112)	—	(1,248)	(2,806)	(4,166)
Other	(5)	—	—	(25)	(30)
Allowances for expected credit losses at end of year	11,126	1,168	3,020	12,759	28,073

Collateral-dependent loans
Management identified that the repayment of certain commercial and consumer mortgage loans is expected to be provided substantially through the operation or the sale of the collateral pledged to the Bank ("collateral-dependent loans"). The Bank believes that for the vast majority of loans identified as collateral-dependent, the sale of the collateral will be sufficient to fully reimburse the loan's carrying amount.

Non-Performing Loans
During the year ended December 31, 2022, no interest was recognized on non-accrual loans. Non-performing loans at December 31, 2022 include PCD loans, which have all been on non-accrual status since their acquisition. No credit deteriorated loans were purchased during the period.

	December 31, 2022				December 31, 2021
	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due more than 90 days and accruing	Total non- performing loans	Non-accrual loans with an allowance	Non-accrual loans without an allowance	Past due more than 90 days and accruing	Total non- performing loans
Commercial loans
Commercial and industrial	18,159	302	—	18,461	18,530	19	—	18,549
Commercial overdrafts	—	45	—	45	—	2	—	2
Total commercial loans	18,159	347	—	18,506	18,530	21	—	18,551

Commercial real estate loans
Commercial mortgage	1,494	1,688	—	3,182	885	3,855	—	4,740
Total commercial real estate loans	1,494	1,688	—	3,182	885	3,855	—	4,740

Consumer loans
Automobile financing	141	20	—	161	117	—	—	117
Credit card	—	—	295	295	—	—	284	284
Overdrafts	—	6	—	6	—	4	—	4
Other consumer	649	152	—	801	850	188	—	1,038
Total consumer loans	790	178	295	1,263	967	192	284	1,443

Residential mortgage loans	20,621	19,777	10,964	51,362	29,549	7,046	12,969	49,564
Total non-performing loans	41,064	21,990	11,259	74,313	49,931	11,114	13,253	74,298
Loans modified in a TDR
As at December 31, 2022, the Bank had nil loans that were modified in a TDR during the preceding 12 months that subsequently defaulted (December 31, 2021: nil; December 31, 2020: nil).

TDRs entered into during the period

	Year ended December 31, 2022
	Number of contracts	Pre-modification recorded loans	Modification: interest capitalization	Post- modification recorded loans
Residential mortgage loans	6	2,836	425	3,261

	Year ended December 31, 2021
	Number of contracts	Pre- modification recorded loans	Modification: interest capitalization	Post- modification recorded loans
Residential mortgage loans	1	284	2	286

TDRs Outstanding

	December 31, 2022		December 31, 2021
	Accrual	Non-accrual	Accrual	Non-accrual
Commercial loans	796	—	847	—
Commercial real estate loans	1,503	2,357	1,578	2,445
Residential mortgage loans	59,175	10,342	60,453	12,653
Total TDRs outstanding	61,474	12,699	62,878	15,098